UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Texan Capital Management, Inc.

Address:   520 Post Oak Boulevard, Suite 777
           Houston, Texas 77027-9479


Form 13F File Number: 028-13447


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Julia Justice Cauthorn
Title:  President and Chief Compliance Officer
Phone:  713-965-0300

Signature,  Place,  and  Date  of  Signing:

/s/ Julia Justice Cauthorn         Houston, Texas                     8/3/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

28-
---------------  ---------------------------------------------------------------


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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              91

Form 13F Information Table Value Total:  $       81,618
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Abbott Labs                      Common         002824100      903   19,313 SH       SOLE       0           0  19,313    0
Alcoa Inc                        Common         013817101      412   40,916 SH       SOLE       0           0  40,916    0
Anadarko Pete Corp               Common         032511107    1,168   32,356 SH       SOLE       0           0  32,356    0
Apache Corp                      Common         037411105    1,121   13,317 SH       SOLE       0           0  13,317    0
Apple, Inc                       Common         037833100      819    3,255 SH       SOLE       0           0   3,255    0
Arena Resources Inc              Common         040049108    1,132   35,475 SH       SOLE       0           0  35,475    0
Atwood Oceanics Inc              Common         050095108      208    8,160 SH       SOLE       0           0   8,160    0
Baker Hughes                     Common         057224107      399    9,607 SH       SOLE       0           0   9,607    0
Barrick Gold Corp                Common         067901108    1,525   33,574 SH       SOLE       0           0  33,574    0
BB&T Corp                        Common         054937107    1,145   43,516 SH       SOLE       0           0  43,516    0
BHP Billiton Ltd                 SPONSORED ADR  088606108    1,166   18,802 SH       SOLE       0           0  18,802    0
BPZ Resources Inc.               Common         055639108      572  137,700 SH       SOLE       0           0 137,700    0
Bristol-Myers Squibb Co.         Common         110122108      262   10,502 SH       SOLE       0           0  10,502    0
Calpine Corp                     Common         131347304      783   61,547 SH       SOLE       0           0  61,547    0
Cameron International Corp       Common         13342B105    1,588   48,827 SH       SOLE       0           0  48,827    0
Canadian Nat Res Ltd             Common         136385101      403   12,140 SH       SOLE       0           0  12,140    0
Carrizo Oil & Co Inc             Common         144577103      189   12,155 SH       SOLE       0           0  12,155    0
Caterpillar Inc.                 Common         149123101      206    3,435 SH       SOLE       0           0   3,435    0
Chevron Corp New                 Common         166764100      388    5,713 SH       SOLE       0           0   5,713    0
Cimarex Energy Co                Common         171798101      553    7,725 SH       SOLE       0           0   7,725    0
Cisco Sys Inc                    Common         17275R102    1,368   64,183 SH       SOLE       0           0  64,183    0
Concho Resources Inc             Common         20605P101    1,361   24,600 SH       SOLE       0           0  24,600    0
Cooper Industries Ltd            CL A           G24182100    1,093   24,833 SH       SOLE       0           0  24,833    0
Crystallex Int'l Corp            Common         22942F101        5   12,840 SH       SOLE       0           0  12,840    0
Cyberonics Inc                   Common         23251P102      323   13,620 SH       SOLE       0           0  13,620    0
Deere & Co                       Common         244199105    1,516   27,227 SH       SOLE       0           0  27,227    0
Devon Energy Corp New            Common         25179M103    1,492   24,492 SH       SOLE       0           0  24,492    0
Diamond Offshore Drilling Inc    Common         25271C102    1,670   26,850 SH       SOLE       0           0  26,850    0
Duncan Energy Partners LP        COM UNITS      265026104      439   16,475 SH       SOLE       0           0  16,475    0
El Paso Pipeline Partners LP     COM UNIT LP1   283702108      611   21,300 SH       SOLE       0           0  21,300    0
EMC Corp Mass                    Common         268648102    1,086   59,336 SH       SOLE       0           0  59,336    0
Ensco International Inc          Common         26874Q100    1,459   37,131 SH       SOLE       0           0  37,131    0
Enterprise Prods Partners LP     Common         293792107    1,582   44,718 SH       SOLE       0           0  44,718    0
EOG Resources Inc                Common         26875P101    1,297   13,184 SH       SOLE       0           0  13,184    0
EQT Corporation                  Common         26884L109    1,417   39,205 SH       SOLE       0           0  39,205    0
Exxon Mobil Corp                 Common         30231G102    4,950   86,730 SH       SOLE       0           0  86,730    0
FLIR Systems Inc                 Common         302445101      258    8,882 SH       SOLE       0           0   8,882    0
Freeport-McMoRan Copper & Gold   Common         35671D857      235    3,973 SH       SOLE       0           0   3,973    0
General Amern Invs Inc           Common         368802104      222   10,356 SH       SOLE       0           0  10,356    0
General Electric Co              Common         369604103    1,195   82,873 SH       SOLE       0           0  82,873    0
Halliburton Co                   Common         406216101      677   27,577 SH       SOLE       0           0  27,577    0
Helmerich & Payne Inc            Common         423452101      530   14,500 SH       SOLE       0           0  14,500    0
Honeywell Inc.                   Common         438516106      776   19,870 SH       SOLE       0           0  19,870    0
Int'l Business Machines          Common         459200101    1,120    9,070 SH       SOLE       0           0   9,070    0
iShares MSCI Emerging Mkt        MSCI EMERG MKT 464287234      697   18,662 SH       SOLE       0           0  18,662    0
iShares Trust Russell 1000 Index RUSSELL 1000   464287622      371    6,500 SH       SOLE       0           0   6,500    0
Johnson & Johnson                Common         478160104      911   15,416 SH       SOLE       0           0  15,416    0
JP Morgan & Chase & Co           Common         46625H100      403   11,018 SH       SOLE       0           0  11,018    0
Kansas City Southern             Common         485170302      438   12,060 SH       SOLE       0           0  12,060    0
Kinder Morgan Energy Partners    UT LTD PARTNER 494550106    1,476   22,681 SH       SOLE       0           0  22,681    0
Kinder Morgan Management LLC     SHS            49455U100      482    8,520 SH       SOLE       0           0   8,520    0
Lockheed Martin Corp             Common         539830109    1,141   15,309 SH       SOLE       0           0  15,309    0
Magellan Midstream Partners LP   COM UNIT RP LP 559080106      402    8,600 SH       SOLE       0           0   8,600    0
Main Street Capital Corp         Common         56035L104    2,196  147,075 SH       SOLE       0           0 147,075    0
Microsoft Corp                   Common         594918104    1,133   49,222 SH       SOLE       0           0  49,222    0
Murphy Oil Corp                  Common         626717102      691   12,300 SH       SOLE       0           0  12,300    0
National Feul Gas Co. N J        Common         636180101      335    7,290 SH       SOLE       0           0   7,290    0
National Oilwell Varco Inc       Common         637071101    1,691   51,128 SH       SOLE       0           0  51,128    0
Newfield Exploration             Common         651290108      318    6,500 SH       SOLE       0           0   6,500    0
Newmont Mining Corp              Common         651639106    1,356   21,957 SH       SOLE       0           0  21,957    0


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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
-------------------------------- -------------- --------- -------- ----------------- ---------- -------- -----------------
                                                           VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
-------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------- ----
Noble Corporation                Common         G65422100      739   23,896 SH       SOLE       0           0  23,896    0
Noble Energy Inc                 Common         655044105      217    3,600 SH       SOLE       0           0   3,600    0
Novartis AG                      SPONSORED ADR  66987V109      851   17,618 SH       SOLE       0           0  17,618    0
NRG Energy Inc                   Common         629377508      689   32,474 SH       SOLE       0           0  32,474    0
Nvidia Corp                      Common         67066G104      419   40,985 SH       SOLE       0           0  40,985    0
Oceaneering Int'l Inc            Common         675232102      622   13,852 SH       SOLE       0           0  13,852    0
Petrohawk Energy Corp            Common         716495106    1,801  106,135 SH       SOLE       0           0 106,135    0
Petroleo Brasileiro SA Petro     ADR            71654V408    1,776   51,760 SH       SOLE       0           0  51,760    0
Plains All Amern Pipeline        Unit Ltd Partn 726503105      711   12,110 SH       SOLE       0           0  12,110    0
Plains Expl & Prodtn Co          Common         726505100      312   15,150 SH       SOLE       0           0  15,150    0
Potash Corp Sask Inc             Common         73755L107    1,240   14,380 SH       SOLE       0           0  14,380    0
Procter & Gamble Co              Common         742718109      682   11,364 SH       SOLE       0           0  11,364    0
QUALCOMM Inc                     Common         747525103      694   21,123 SH       SOLE       0           0  21,123    0
Range Resources Corp             Common         75281A109    1,801   44,865 SH       SOLE       0           0  44,865    0
Raytheon Co                      Com New        755111507      741   15,310 SH       SOLE       0           0  15,310    0
Rowan Cos Inc                    Common         779382100      647   29,495 SH       SOLE       0           0  29,495    0
Royal Dutch Shell PLC            Spons ADR A    780259206      556   11,065 SH       SOLE       0           0  11,065    0
Schlumberger Ltd                 Common         806857108    1,327   23,984 SH       SOLE       0           0  23,984    0
SM Energy Company                Common         78454L100      896   22,300 SH       SOLE       0           0  22,300    0
Smith International Inc          Common         832110100      279    7,400 SH       SOLE       0           0   7,400    0
Southern Co                      Common         842587107      474   14,234 SH       SOLE       0           0  14,234    0
Southwestern Energy Co           Common         845467109    2,367   61,250 SH       SOLE       0           0  61,250    0
State Street Corp                Common         857477103      216    6,400 SH       SOLE       0           0   6,400    0
Tidewater Inc                    Common         886423102      271    7,000 SH       SOLE       0           0   7,000    0
Transocean Ltd                   Common         G90073100    1,735   37,453 SH       SOLE       0           0  37,453    0
United Technologies Corp         Common         913017109      818   12,603 SH       SOLE       0           0  12,603    0
Vaalco Energy Inc                Common         91851C201      711  127,000 SH       SOLE       0           0 127,000    0
Veolia Environnement SA          Spons ADR      92334N103      409   17,514 SH       SOLE       0           0  17,514    0
Weatherford International Ltd    Common         G95089101      394   29,993 SH       SOLE       0           0  29,993    0
Weyerhaeuser Co                  Common         962166104      781   22,173 SH       SOLE       0           0  22,173    0
Yum! Brands Inc.                 Common         988498101      777   19,902 SH       SOLE       0           0  19,902    0


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